Shares of Common Stock Reserved for Issuance (Detail)	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	20,085,787	12,793,976
Series A Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	428,922	428,922
Series B-1 Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	961,720	961,720
Series B-2 Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	4,119,759	4,119,759
Exercise and conversion of Series B-2 Preferred and Series E Preferred warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	55,513	38,997
Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	1,949,874	1,949,874
Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	3,196,755	3,196,755
Series E Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	6,193,741
Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	2,122,035	1,011,650
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	1,057,468	1,086,299